Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, net	$ 90,300,000
Operating loss carryforwards with no expiration date	63,500,000
Valuation allowance	0	$ 0
Increase (decrease) in valuation allowance	0	0	$ (3,600,000)
Unrecognized tax benefits	0	0
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	$ 0
Earliest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2031
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Income taxes operating losses carryforwards expiration period	2034